Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase	12 Months Ended
Dec. 31, 2013
Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase

Note 5 – Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase

Securities purchased under agreements to resell and securities sold under agreements to repurchase are recorded at the amounts at which the securities were acquired or sold plus accrued interest. To minimize any potential credit risk associated with these transactions, the fair value of the securities purchased or sold is monitored, limits are set on exposure with counterparties, and the financial condition of counterparties is regularly assessed. It is Northern Trust’s policy to take possession, either directly or via third party custodians, of securities purchased under agreements to resell.

The following tables summarize information related to securities purchased under agreements to resell and securities sold under agreements to repurchase.

SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL
($ In Millions)	2013	2012
Balance at December 31	$500.0	$35.4
Average Balance During the Year	396.3	241.5
Average Interest Rate Earned During the Year	0.46%	0.16%
Maximum Month-End Balance During the Year	571.5	537.4

SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
($ In Millions)	2013	2012
Balance at December 31	$917.3	$699.8
Average Balance During the Year	594.3	448.2
Average Interest Rate Paid During the Year	0.07%	0.08%
Maximum Month-End Balance During the Year	917.3	699.8